Exchange differences, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Conversion of foreign currency assets and liabilities into pesos	$ (4,406,613)	$ 371,360,417	$ (29,956,347)
Income from trading in foreign currency	59,043,073	86,181,018	84,728,415
TOTAL	$ 54,636,460	$ 457,541,435	$ 54,772,068